ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 62,789,964	$ 69,857,239
Less: provision for doubtful accounts	(6,426,781)	(4,702,394)
Accounts receivable, net of provision for doubtful accounts	56,363,183	65,154,845
Provisions for doubtful accounts	$ 4,155,246	$ 1,960,604	$ 1,561,805